Note 21 - Changes in Liabilities Arising From Financing Activities - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance		$ 56,975	$ 4,761
Impact of adopting IFRS 16			14,905
Cash flows		(47,506)	38,899
Foreign exchange movement			(33)
Other	[1]	(496)	(1,557)
Ending balance		8,973	56,975
Interest-bearing loans and liabilities, non-current [member]
Statement Line Items [Line Items]
Beginning balance		736	2,238
Impact of adopting IFRS 16
Cash flows		(246)	(1,509)
Foreign exchange movement
Other	[1]		7
Ending balance		490	736
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Beginning balance		7,378	33
Impact of adopting IFRS 16			10,709
Cash flows		(3,782)	(1,693)
Foreign exchange movement			(33)
Other	[1]	(502)	(1,638)
Ending balance		3,094	7,378
Interest bearing loans and liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance		43,369	196
Impact of adopting IFRS 16
Cash flows		(43,058)	43,163
Foreign exchange movement
Other	[1]		10
Ending balance		311	43,369
Lease liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance		4,625	1,802
Impact of adopting IFRS 16			4,260
Cash flows		(420)	(1,062)
Foreign exchange movement
Other	[1]	502	(375)
Ending balance		4,707	4,625
Other loans [member]
Statement Line Items [Line Items]
Beginning balance		867	492
Impact of adopting IFRS 16			(64)
Cash flows
Foreign exchange movement
Other	[1]	(496)	439
Ending balance		$ 371	$ 867

[1]	The "Other" column includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.